Distribution Date:	09/17/21	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
2013-LC11

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Reconciliation Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	8		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	9-13		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46639YAL1	0.766400%	61,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639YAM9	1.854900%	79,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639YAN7	2.591700%	23,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639YAP2	2.694200%	250,000,000.00	113,274,940.69	0.00	254,321.12	0.00	0.00	254,321.12	113,274,940.69	42.31%	30.00%
A-5	46639YAQ0	2.959900%	389,304,000.00	389,304,000.00	0.00	960,250.76	0.00	0.00	960,250.76	389,304,000.00	42.31%	30.00%
A-SB	46639YAR8	2.553900%	117,844,000.00	43,378,213.08	7,589,419.22	92,319.68	0.00	0.00	7,681,738.90	35,788,793.86	42.31%	30.00%
A-S	46639YAU1	3.216000%	106,926,000.00	106,926,000.00	0.00	286,561.68	0.00	0.00	286,561.68	106,926,000.00	30.85%	21.87%
B	46639YAV9	3.498600%	92,120,000.00	92,120,000.00	0.00	268,575.86	0.00	0.00	268,575.86	92,120,000.00	20.98%	14.87%
C	46639YAW7	3.958200%	47,705,000.00	47,705,000.00	0.00	157,354.94	0.00	0.00	157,354.94	47,705,000.00	15.86%	11.25%
D	46639YAX5	4.305249%	52,640,000.00	52,640,000.00	0.00	188,856.92	0.00	0.00	188,856.92	52,640,000.00	10.22%	7.25%
E	46639YAC1	3.250000%	24,676,000.00	24,676,000.00	0.00	66,830.83	0.00	0.00	66,830.83	24,676,000.00	7.58%	5.37%
F	46639YAE7	3.250000%	24,675,000.00	24,675,000.00	0.00	66,828.13	0.00	0.00	66,828.13	24,675,000.00	4.94%	3.50%
NR	46639YAG2	3.250000%	46,059,830.24	46,053,163.75	0.00	81,431.91	0.00	0.00	81,431.91	46,053,163.75	0.00%	0.00%
AN	46639YAY3	7.625000%	16,984,009.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PF	46639YBA4	11.990000%	1,998,199.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639YAJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,334,988,038.24	940,752,317.52	7,589,419.22	2,423,331.83	0.00	0.00	10,012,751.05	933,162,898.30

Notional Certificates
X-A	46639YAS6	1.376480%	1,028,130,000.00	652,883,153.77	0.00	748,900.47	0.00	0.00	748,900.47	645,293,734.55
X-B	46639YAT4	0.649844%	139,825,000.00	139,825,000.00	0.00	75,720.38	0.00	0.00	75,720.38	139,825,000.00
X-C	46639YAA5	1.055249%	95,410,830.24	95,404,163.75	0.00	83,895.95	0.00	0.00	83,895.95	95,404,163.75
Notional SubTotal			1,263,365,830.24	888,112,317.52	0.00	908,516.80	0.00	0.00	908,516.80	880,522,898.30

Deal Distribution Total					7,589,419.22	3,331,848.63	0.00	0.00	10,921,267.85

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639YAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639YAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639YAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639YAP2	453.09976276	0.00000000	1.01728448	0.00000000	0.00000000	0.00000000	0.00000000	1.01728448	453.09976276
A-5	46639YAQ0	1,000.00000000	0.00000000	2.46658334	0.00000000	0.00000000	0.00000000	0.00000000	2.46658334	1,000.00000000
A-SB	46639YAR8	368.09861410	64.40225400	0.78340586	0.00000000	0.00000000	0.00000000	0.00000000	65.18565986	303.69636010
A-S	46639YAU1	1,000.00000000	0.00000000	2.68000000	0.00000000	0.00000000	0.00000000	0.00000000	2.68000000	1,000.00000000
B	46639YAV9	1,000.00000000	0.00000000	2.91550000	0.00000000	0.00000000	0.00000000	0.00000000	2.91550000	1,000.00000000
C	46639YAW7	1,000.00000000	0.00000000	3.29849995	0.00000000	0.00000000	0.00000000	0.00000000	3.29849995	1,000.00000000
D	46639YAX5	1,000.00000000	0.00000000	3.58770745	0.00000000	0.00000000	0.00000000	0.00000000	3.58770745	1,000.00000000
E	46639YAC1	1,000.00000000	0.00000000	2.70833320	0.00000000	0.00000000	0.00000000	0.00000000	2.70833320	1,000.00000000
F	46639YAE7	1,000.00000000	0.00000000	2.70833354	0.00000000	0.00000000	0.00000000	0.00000000	2.70833354	1,000.00000000
NR	46639YAG2	999.85526456	0.00000000	1.76795940	0.93998197	7.00774207	0.00000000	0.00000000	1.76795940	999.85526456
AN	46639YAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PF	46639YBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639YAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639YAS6	635.02004004	0.00000000	0.72841029	0.00000000	0.00000000	0.00000000	0.00000000	0.72841029	627.63827001
X-B	46639YAT4	1,000.00000000	0.00000000	0.54153678	0.00000000	0.00000000	0.00000000	0.00000000	0.54153678	1,000.00000000
X-C	46639YAA5	999.93012858	0.00000000	0.87931265	0.00000000	0.00000000	0.00000000	0.00000000	0.87931265	999.93012858

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	254,321.12	0.00	254,321.12	0.00	0.00	0.00	254,321.12	0.00
A-5	08/01/21 - 08/30/21	30	0.00	960,250.76	0.00	960,250.76	0.00	0.00	0.00	960,250.76	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	92,319.68	0.00	92,319.68	0.00	0.00	0.00	92,319.68	0.00
X-A	08/01/21 - 08/30/21	30	0.00	748,900.47	0.00	748,900.47	0.00	0.00	0.00	748,900.47	0.00
X-B	08/01/21 - 08/30/21	30	0.00	75,720.38	0.00	75,720.38	0.00	0.00	0.00	75,720.38	0.00
X-C	08/01/21 - 08/30/21	30	0.00	83,895.95	0.00	83,895.95	0.00	0.00	0.00	83,895.95	0.00
A-S	08/01/21 - 08/30/21	30	0.00	286,561.68	0.00	286,561.68	0.00	0.00	0.00	286,561.68	0.00
B	08/01/21 - 08/30/21	30	0.00	268,575.86	0.00	268,575.86	0.00	0.00	0.00	268,575.86	0.00
C	08/01/21 - 08/30/21	30	0.00	157,354.94	0.00	157,354.94	0.00	0.00	0.00	157,354.94	0.00
D	08/01/21 - 08/30/21	30	0.00	188,856.92	0.00	188,856.92	0.00	0.00	0.00	188,856.92	0.00
E	08/01/21 - 08/30/21	30	0.00	66,830.83	0.00	66,830.83	0.00	0.00	0.00	66,830.83	0.00
F	08/01/21 - 08/30/21	30	0.00	66,828.13	0.00	66,828.13	0.00	0.00	0.00	66,828.13	0.00
NR	08/01/21 - 08/30/21	30	279,480.00	124,727.32	0.00	124,727.32	43,295.41	0.00	0.00	81,431.91	322,775.41
AN	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PF	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			279,480.00	3,375,144.04	0.00	3,375,144.04	43,295.41	0.00	0.00	3,331,848.63	322,775.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Reconciliation Detail
Advance Summary		Master Servicing Fee Summary
P & I Advances Outstanding	2,109,714.37	Current Period Accrued Master Servicing Fees	7,606.34
Servicing Advances Outstanding	42,971.35	Less Master Servicing Fees on Delinquent Payments	785.75
Reimbursement for Interest on P & I Advances paid from general collections	0.00	Less Reductions to Master Servicing Fees	0.00
Reimbursement for Interest on Servicing Advances paid from general collections	0.00	Plus Master Servicing Fees on Delinquent Payments Received	339.95
		Plus Adjustments for Prior Master Servicing Calculation	0.00
		Total Master Servicing Fees Collected	7,160.54

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	10,921,267.85
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,387,144.40	Master Servicing Fee	7,606.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	3,078.35
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,315.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,387,144.40	Total Fees	12,000.37

Principal		Expenses/Reimbursements
Scheduled Principal	1,763,437.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	5,825,981.36	Special Servicing Fees (Monthly)	39,287.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,007.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,589,419.18	Total Expenses/Reimbursements	43,295.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,331,848.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,589,419.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,921,267.85
Total Funds Collected	10,976,563.58	Total Funds Distributed	10,976,563.63

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	940,752,317.52	940,752,317.52	Beginning Certificate Balance	940,752,317.52
(-) Scheduled Principal Collections	1,763,437.82	1,763,437.82	(-) Principal Distributions	7,589,419.22
(-) Unscheduled Principal Collections	5,825,981.36	5,825,981.36	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.04	0.04	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	933,162,898.30	933,162,898.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	941,288,866.00	941,288,866.00	Ending Certificate Balance	933,162,898.30
Ending Actual Collateral Balance	933,867,161.49	933,867,161.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP	Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP
$9,999,999 or less	12	63,661,021.31	6.82%	18	4.7029	2.327501	1.30 or less	4	173,738,993.92	18.62%	19	4.3781	0.712434
$10,000,000 to $19,999,999	4	61,011,224.64	6.54%	18	4.1276	1.843573	1.31 to 1.40	1	19,158,626.18	2.05%	18	3.9380	1.390000
$20,000,000 to $29,999,999	3	73,576,692.72	7.88%	19	4.3493	2.156377	1.41 to 1.50	3	149,505,045.46	16.02%	18	4.1312	1.456964
$30,000,000 to $49,999,999	3	120,544,953.17	12.92%	19	3.9561	2.350198	1.51 to 1.60	3	126,590,364.57	13.57%	18	3.9403	1.543551
$50,000,000 to $69,999,999	2	120,939,708.97	12.96%	20	4.2703	1.145660	1.61 to 1.75	3	38,450,464.53	4.12%	18	4.4205	1.718986
$70,000,000 to $99,999,999	2	153,214,378.10	16.42%	18	4.0181	1.470436	1.76 to 2.00	5	177,000,992.04	18.97%	19	4.0304	1.907213
$100,000,000 or greater	2	210,710,102.10	22.58%	19	3.9494	1.405197	2.01 to 2.25	2	17,455,061.29	1.87%	19	4.3570	2.108376
Totals	41	933,162,898.30	100.00%	19	4.1793	1.677362	2.26 or greater	7	101,758,533.02	10.90%	18	3.9354	3.522495
							Totals	41	933,162,898.30	100.00%	19	4.1793	1.677362

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	28	129,504,817.29	13.88%	18	4.5371	NAP
							Defeased	28	129,504,817.29	13.88%	18	4.5371	NAP
Alabama	1	5,425,154.39	0.58%	18	4.1480	1.890000
							Industrial	1	23,112,248.90	2.48%	19	5.2760	1.790000
Arizona	1	14,750,000.00	1.58%	18	4.1015	3.630000
							Lodging	4	22,713,780.09	2.43%	19	5.4128	1.375145
California	1	4,240,968.12	0.45%	18	4.7050	1.617210
							Mixed Use	1	28,464,443.82	3.05%	18	4.2510	1.740000
Colorado	2	146,140,522.89	15.66%	20	4.1380	1.040299
							Mobile Home Park	16	57,021,438.60	6.11%	18	4.1233	3.304528
Florida	2	13,853,042.46	1.48%	18	5.4538	1.736823
							Multi-Family	3	74,579,056.14	7.99%	17	4.1690	1.428720
Illinois	1	23,112,248.90	2.48%	19	5.2760	1.790000
							Office	8	280,922,559.57	30.10%	19	4.1409	1.333694
Indiana	6	25,336,574.98	2.72%	18	4.0929	3.560245
							Retail	9	316,844,553.89	33.95%	19	3.9048	1.801420
Louisiana	1	78,635,321.96	8.43%	18	3.8750	1.510000
							Totals	70	933,162,898.30	100.00%	19	4.1793	1.677362
Maryland	2	41,767,042.28	4.48%	17	4.2303	1.265442

Massachusetts	1	67,549,531.42	7.24%	20	3.9900	1.490000

Michigan	5	79,573,651.92	8.53%	17	4.2106	1.386797

Minnesota	1	3,655,061.29	0.39%	18	4.3360	2.140000

New Jersey	1	19,158,626.18	2.05%	18	3.9380	1.390000

New York	3	33,642,155.71	3.61%	19	3.5876	3.694600

Ohio	6	24,591,705.02	2.64%	19	4.7311	2.167826

Oklahoma	1	13,800,000.00	1.48%	19	4.3625	2.100000

Pennsylvania	4	14,680,697.07	1.57%	18	4.0650	3.480000

Texas	1	107,191,492.60	11.49%	19	3.6600	1.980000

Virginia	2	86,554,283.83	9.28%	19	4.3558	1.123812

Totals	70	933,162,898.30	100.00%	19	4.1793	1.677362

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP	Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP
4.00000% or less	8	377,820,991.83	40.49%	19	3.8121	1.846341	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.00001% to 4.30000%	8	288,940,951.52	30.96%	18	4.1869	1.645052	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.30001% to 4.55000%	4	26,062,505.10	2.79%	19	4.3500	2.365386	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.55001% to 4.75000%	2	57,631,145.67	6.18%	19	4.6309	0.776760	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	28	803,658,081.01	86.12%	19	4.1216	1.695435
4.95001% to 5.15000%	3	16,649,118.90	1.78%	19	5.0676	1.142765	Totals	41	933,162,898.30	100.00%	19	4.1793	1.677362
5.15001% to 5.35000%	1	23,112,248.90	2.48%	19	5.2760	1.790000
5.35001% or greater	2	13,441,119.09	1.44%	18	5.6368	1.698580
Totals	41	933,162,898.30	100.00%	19	4.1793	1.677362

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 28

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP	Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP
60 months or less	27	780,545,832.11	83.65%	19	4.0875	1.692635	Interest Only	13	622,842,364.55	66.75%	19	4.0148	1.596387
61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	14	157,703,467.56	16.90%	18	4.3743	2.072765
85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	40	910,050,649.40	97.52%	19	4.1515	1.674501	Totals	40	910,050,649.40	97.52%	19	4.1515	1.674501

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 28

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	129,504,817.29	13.88%	18	4.5371	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information	3	121,441,937.65	13.01%	18	4.0821	1.495289	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
12 months or less	23	500,062,211.90	53.59%	19	4.1437	1.956497	85 months or greater	1	23,112,248.90	2.48%	19	5.2760	1.790000
13 months to 24 months	2	182,153,931.46	19.52%	19	4.0876	1.112188	Totals	1	23,112,248.90	2.48%	19	5.2760	1.790000
25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	41	933,162,898.30	100.00%	19	4.1793	1.677362

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304909	RT	Grand Prairie	TX	Actual/360	3.66025%	338,497.27	211,130.94	0.00	N/A	04/01/23	--	107,402,623.60	107,191,492.60	09/01/21
2	30304910	OF	Denver	CO	Actual/360	4.24925%	379,444.54	183,278.02	0.00	N/A	05/01/23	--	103,701,887.50	103,518,609.50	06/01/21
3	30304911	RT	Monroe	LA	Actual/360	3.87525%	262,925.63	160,287.75	0.00	N/A	03/01/23	--	78,795,609.71	78,635,321.96	08/01/21
4	30304912	MF	East Lansing	MI	Actual/360	4.16925%	268,260.40	145,867.71	0.00	N/A	02/01/23	--	74,724,923.85	74,579,056.14	09/01/21
06A-2	30304914	RT	Dedham	MA	Actual/360	3.99025%	232,518.79	125,110.43	0.00	N/A	05/01/23	--	67,674,641.85	67,549,531.42	09/01/21
7	30304915	OF	Herndon	VA	Actual/360	4.62525%	213,014.02	95,469.69	0.00	N/A	04/01/23	--	53,485,647.24	53,390,177.55	09/01/21
8	30304916	MH	Various	Various	Actual/360	4.06525%	157,030.72	101,646.39	0.00	N/A	03/01/23	--	44,860,579.89	44,758,933.50	09/01/21
9	30304917	MF	Richmond	VA	Actual/360	4.72125%	172,732.78	86,541.74	0.00	N/A	04/06/23	--	42,489,496.12	42,402,954.38	09/06/21
10	30304918	OF	Westminster	CO	Actual/360	3.86825%	142,201.89	71,385.91	0.00	N/A	04/01/23	--	42,693,299.30	42,621,913.39	09/01/21
13	30304921	OF	Tysons Corner	VA	Actual/360	3.92225%	112,204.41	54,986.30	0.00	N/A	04/01/23	--	33,219,092.58	33,164,106.28	09/01/21
14	30304922	MU	Lanham	MD	Actual/360	4.25125%	104,426.55	62,852.92	0.00	N/A	03/06/23	--	28,527,296.74	28,464,443.82	09/06/21
15	30304923	IN	Romeoville	IL	Actual/360	5.27625%	105,199.95	43,111.76	0.00	04/06/23	04/06/43	--	23,155,360.66	23,112,248.90	09/06/21
16	30304924	RT	Clifton	NJ	Actual/360	3.93825%	65,118.33	44,340.52	0.00	N/A	03/06/23	--	19,202,966.70	19,158,626.18	09/06/21
18	30304926	OF	New York	NY	Actual/360	3.50325%	66,362.39	0.00	0.00	N/A	04/01/23	--	22,000,000.00	22,000,000.00	09/01/21
20	30304928	MF	Huntsville	TX	Actual/360	4.30925%	55,101.88	28,125.33	0.00	N/A	03/06/23	--	14,850,145.05	14,822,019.72	09/06/21
21	30304929	MH	Laurel	MD	Actual/360	4.22425%	54,951.51	23,907.86	0.00	N/A	02/06/23	--	15,107,636.63	15,083,728.77	09/06/21
22	30304930	OF	Rockville	MD	Actual/360	4.18625%	48,059.02	30,053.04	0.00	N/A	01/06/23	--	13,332,651.50	13,302,598.46	09/06/21
23	30304931	RT	Tucson	AZ	Actual/360	4.10125%	52,094.75	0.00	0.00	N/A	03/01/23	--	14,750,000.00	14,750,000.00	09/01/21
24	30304932	RT	Oklahoma City	OK	Actual/360	4.36225%	51,841.04	0.00	0.00	04/01/23	12/01/25	--	13,800,000.00	13,800,000.00	09/01/21
27	30304935	MH	Massillon	OH	Actual/360	4.33625%	22,454.67	13,079.94	0.00	N/A	03/06/23	--	6,013,927.26	6,000,847.32	09/06/21
28	30304936	MH	Columbus	IN	Actual/360	4.33625%	9,764.36	8,545.56	0.00	N/A	03/06/23	--	2,615,142.05	2,606,596.49	09/06/21
29	30304937	LO	Venice	FL	Actual/360	5.74025%	40,145.53	14,067.68	0.00	N/A	03/06/23	--	8,122,057.55	8,107,989.87	09/06/21
30	30304938	MH	Little Canada	MN	Actual/360	4.21825%	27,599.10	17,046.13	0.00	N/A	01/06/23	--	7,598,522.31	7,581,476.18	09/06/21
31	30304939	LO	Corpus Christi	TX	Actual/360	4.83725%	32,039.79	15,381.58	0.00	N/A	04/06/23	--	7,692,267.75	7,676,886.17	09/06/21
32	30304940	IN	Tolland	CT	Actual/360	4.29825%	25,971.37	23,027.27	0.00	03/01/23	07/01/27	--	7,017,287.43	6,994,260.16	09/01/21
33	30304941	RT	Northfield	OH	Actual/360	5.04225%	32,088.61	14,299.05	0.00	N/A	04/06/23	--	7,390,756.95	7,376,457.90	09/06/21
34	30304942	OF	New York	NY	Actual/360	3.50325%	22,623.54	0.00	0.00	N/A	04/01/23	--	7,500,000.00	7,500,000.00	09/01/21
35	30304943	MF	Kansas City	KS	Actual/360	4.46725%	20,580.88	25,472.59	0.00	N/A	03/06/23	--	5,350,430.62	5,324,958.03	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	30304944	LO	St. Augustine	FL	Actual/360	5.05025%	25,057.98	17,242.51	0.00	N/A	04/06/23	--	5,762,295.10	5,745,052.59	09/06/21
37	30304945	MF	Galveston	TX	Actual/360	4.45725%	21,116.49	19,471.63	0.00	N/A	03/06/23	--	5,501,992.26	5,482,520.63	09/06/21
38	30304946	IN	Brooklyn	NY	Actual/360	4.47025%	22,425.17	5,825,981.36	0.00	N/A	03/06/23	--	5,825,981.36	0.00	09/06/21
39	30304947	MU	Snoqualmie	WA	Actual/360	4.59925%	22,821.01	12,034.74	0.00	N/A	03/06/23	--	5,762,517.21	5,750,482.47	09/06/21
40	30304948	LO	Port Clinton	OH	Actual/360	5.48025%	25,238.23	15,212.75	0.00	N/A	04/01/23	--	5,348,341.97	5,333,129.22	10/01/21
42	30304950	OF	Mobile	AL	Actual/360	4.14825%	19,421.51	12,167.64	0.00	N/A	03/01/23	--	5,437,322.03	5,425,154.39	09/01/21
43	30304951	MF	Melvindale	MI	Actual/360	4.35025%	18,766.78	16,482.74	0.00	N/A	02/06/23	--	5,010,040.86	4,993,558.12	09/06/21
44	30304952	MF	Erie	PA	Actual/360	4.30925%	19,063.48	11,155.92	0.00	N/A	04/06/23	--	5,137,672.46	5,126,516.54	09/06/21
45	30304953	MU	Houston	TX	Actual/360	4.64225%	20,389.90	10,519.55	0.00	N/A	04/06/23	--	5,100,946.22	5,090,426.67	09/06/21
47	30304955	LO	Port Huron	MI	Actual/360	5.15025%	15,722.42	17,691.09	0.00	N/A	04/06/23	--	3,545,299.50	3,527,608.41	09/06/21
48	30304956	RT	Fresno	CA	Actual/360	4.70525%	17,217.77	8,729.15	0.00	N/A	03/06/23	--	4,249,697.27	4,240,968.12	09/06/21
49	30304957	RT	New York	NY	Actual/360	4.19025%	14,970.42	7,009.10	0.00	N/A	03/06/23	--	4,149,164.81	4,142,155.71	09/06/21
50	30304958	MH	Cottage Grove	MN	Actual/360	4.33625%	13,676.93	7,966.88	0.00	N/A	03/06/23	--	3,663,028.17	3,655,061.29	09/06/21
51	30304959	LO	Katy	TX	Actual/360	5.83725%	16,002.59	8,738.01	0.00	N/A	03/06/23	--	3,183,767.46	3,175,029.45	09/06/21
Totals							3,387,144.40	7,589,419.18	0.00				940,752,317.52	933,162,898.30

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,174,892.36	3,476,920.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,604,540.31	0.00	--	--	--	0.00	0.00	561,780.46	1,686,840.25	0.00	0.00
3	8,276,959.04	0.00	--	--	--	0.00	0.00	422,874.12	422,874.12	0.00	0.00
4	5,571,379.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
06A-2	16,882,279.78	17,637,725.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,197,980.50	3,127,296.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,762,447.91	2,739,315.43	--	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,724,483.55	626,847.14	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,406,436.27	989,612.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,319,668.20	986,064.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,218,373.90	3,218,024.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,919,262.52	508,509.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,107,915.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,050,820.11	91,031.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,371,396.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,418,559.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	970,529.13	1,002,606.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	815,547.34	950,095.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	765,215.79	1,285,344.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	839,811.00	838,350.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,765,704.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	645,252.94	233,854.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,110,263.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	850,944.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	825,445.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	(7,064.83)	(30,688.77)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	421,636.05	805,018.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	542,614.95	561,723.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	94,553,295.28	39,047,651.83				0.00	0.00	984,654.58	2,109,714.37	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
38	30304946	5,825,981.36	Payoff Prior to Maturity	0.00	0.00
Totals		5,825,981.36		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	1	103,518,609.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,825,981.36	4.179312%	4.159872%	19
08/17/21	1	103,701,887.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181183%	4.161797%	20
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181254%	4.161866%	21
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	75,023,752.86	0	0.00	0	0.00	4.181331%	4.161942%	22
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181400%	4.162009%	23
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181475%	4.162083%	24
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181542%	4.162149%	25
02/18/21	0	0.00	0	0.00	1	79,788,725.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181629%	4.162235%	26
01/15/21	0	0.00	1	79,945,177.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181694%	4.162299%	27
12/17/20	0	0.00	0	0.00	1	80,101,109.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181759%	4.162363%	28
11/18/20	0	0.00	0	0.00	1	80,265,133.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181830%	4.162433%	29
10/19/20	0	0.00	0	0.00	1	80,420,000.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181893%	4.162495%	30
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304910	06/01/21	2	2	561,780.46	1,686,840.25	42,751.35	104,078,681.30	07/01/20	2
3	30304911	08/01/21	0	B	422,874.12	422,874.12	0.00	78,795,609.71	09/10/20	9
Totals					984,654.58	2,109,714.37	42,751.35	182,874,291.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		889,256,389	785,737,780	103,518,610		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		13,800,000	13,800,000	0		0
> 60 Months		30,106,509	30,106,509	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	933,162,898	829,644,289	0	103,518,610	0	0
Aug-21	940,752,318	837,050,430	103,701,888	0	0	0
Jul-21	942,521,740	942,521,740	0	0	0	0
Jun-21	944,387,848	944,387,848	0	0	0	0
May-21	946,144,110	946,144,110	0	0	0	0
Apr-21	947,997,526	947,997,526	0	0	0	0
Mar-21	949,740,721	949,740,721	0	0	0	0
Feb-21	951,789,468	872,000,742	0	0	79,788,726	0
Jan-21	953,518,933	873,573,756	0	79,945,178	0	0
Dec-20	955,242,141	875,141,032	0	0	80,101,109	0
Nov-20	957,063,682	876,798,549	0	0	80,265,133	0
Oct-20	958,774,060	878,354,060	0	0	80,420,001	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304910	103,518,609.50	104,078,681.30	176,100,000.00	03/04/13	5,444,690.31	0.81000	03/31/20	05/01/23	I/O
3	30304911	78,635,321.96	78,795,609.71	131,000,000.00	02/01/13	7,647,156.04	1.51000	06/30/20	03/01/23	I/O
Totals		182,153,931.46	182,874,291.01	307,100,000.00		13,091,846.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30304910	OF	CO	07/01/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

3	30304911	RT	LA	09/10/20	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304912	75,168,029.83	4.16903%	75,168,029.83	4.16903%	8	05/07/21	12/31/20	05/21/21
Totals		75,168,029.83		75,168,029.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30304954 08/17/18	4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49	0.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.00	0.00	3,943.70	0.00	(3,943.70)	0.00	0.00	(3,943.70)
46	30304954	10/19/20	0.00	0.00	6,666.49	0.00	0.00	3,943.70	0.00	0.00	6,666.49
		12/17/19	0.00	0.00	2,722.79	0.00	0.00	1,358.50	0.00	0.00
		11/18/19	0.00	0.00	1,364.29	0.00	0.00	720.66	0.00	0.00
		08/16/19	0.00	0.00	643.63	0.00	0.00	602.79	0.00	0.00
		08/17/18	0.00	0.00	40.84	0.00	0.00	40.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,666.49	3,943.70	0.00	2,722.79	0.00	0.00	2,722.79

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	22,324.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	16,962.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	3,084.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	518.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	404.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	39,287.65	0.00	4,007.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 43,295.41

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28